Unaudited Interim Condensed Consolidated Statements of Cash Flows (Parenthetical) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Statement of cash flows [abstract]
Cash and cash equivalents	€ 204,411	€ 289,430	€ 336,225
Restricted cash	€ 0	€ 2,900	€ 48